Shareholder Report, Average Annual Return (Details)	11 Months Ended
Dec. 31, 2025
PEO AlphaQuest(TM) Thematic PE ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.07%)
Russell 2500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	8.23%
Russell 3000 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	14.18%